Short-term investments	12 Months Ended
Dec. 31, 2022
Short-term investments
Short-term investments

3. Short-term investments

The following table presents short-term investments classification as of December 31, 2021 and 2022.

	As of December 31,
	2021	2022
	RMB	RMB	US$
Debt securities:
Wealth management products issued by banks or trust companies	5,408,132,272	5,159,098,986	747,999,041
Negotiable certificates of deposit	112,173,645	—	—
Equity securities:
Marketable equity securities	406,294,844	219,206,449	31,781,948
	5,926,600,761	5,378,305,435	779,780,989